INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
SCHEDULE OF COMPONENTS OF DEFERRED TAX ASSETS

	2025	2024
Deferred tax assets (liabilities):
Canada net operating loss carryforwards	$4,253,000	$3,928,000
United States net operating loss carryforwards	965,000	612,000
Fixed assets	58,000	58,000
Intangibles	356,000	220,000
Accrued expenses	303,000	256,000
Deferred tax asset, ending	5,935,000	5,074,000
Valuation allowance	(5,935,000)	(5,074,000)
Net deferred tax assets	$-	$-

SCHEDULE OF RECONCILIATION BETWEEN INCOME TAXES

The reconciliation between income taxes at the Canadian federal rate of 15% and the amount recorded in the accompanying consolidated financial statements is as follows:

	As of December 31,
	2025		2024
Canadian Federal statutory tax rate	$(556,793)	15.00%	$(437,780)	15.00%
Provincial income tax, net of federal income tax effect (1)	-	0.00%	-	0.00%
Foreign tax effects
United States	(224,793)	6.06%	(221,265)	7.58%
Effects of changes in tax laws or rates enacted in the current period	70,886	(1.91)%	53,504	(1.83)%
Nontaxable or nondeductible items
Other permanent items	15,281	(0.41)%	3,223	(0.11)%
Change in valuation allowance	720,069	(19.40)%	774,052	(26.52)%
Other adjustments
Prior period adjustment	-	0.00%	(171,734)	5.88%
Other	(24,649)	0.66%	-	0.00%
Income Taxes Provision (Benefit)	$-	0.00%	$-	0.00%

(1)	primarily from the province of Ontario